--------------------------------------------------------------------------------

                       Registration No.  33-80195
                                         811-9142
                                                   Filed January 2, 1996
______________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No. 1                       X
                                                        -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940

     Amendment No. 1                                      X
                                                        -----
                       __________________________________

                        THE NAVELLIER PERFORMANCE FUNDS
                        920 Incline Way, Building No. 1
                         Incline Village, Nevada 89450
                                 (702) 831-7800

                               Agent for Service:
                               SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                        San Francisco, California 94111

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to Rule 485 paragraph (b)(1)(vii)



     [ ] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of the rule 485
______________________________________________________________________________

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1996 will be filed on or before June 30, 1997.

                               EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement contains the pages of the Prospectus and Statement of Additional Information of The Navellier Performance Funds which are being amended by these non-material amendments.

     This Post-Effective Amendment No. 1 to the Registration Statement incorporates by reference the Prospectus and Statements of Additional Information and Exhibits attached as Part C of the Registration Statement filed December 8, 1995 with respect to The Navellier Performance Funds, which is incorporated herein by reference in its entirety and no changes to said Prospectuses or Statements of Additional Information or Exhibits are affected by this Post-Effective Amendment No. 1, except for the non-material amendments to the Prospectus and Statement of Additional Information and Exhibits filed herewith as part of this Post-Effective Amendment No. 1.

                        THE NAVELLIER PERFORMANCE FUNDS


     The Navellier Performance Funds (the "Fund") is an open-end management investment company which offers its shares in a series of no load non-diversified and diversified portfolios. The Fund is presently offering its shares in the first Portfolio: the Navellier Aggressive Growth Portfolio ("Aggressive Growth") - a non-diversified open-end management portfolio. Additional non-diversified or diversified portfolios may be added to the Fund in the future.

Investment Objectives
---------------------

     The Aggressive Growth Portfolio invests in securities traded on all United States securities markets and may invest up to 10% of its assets in the shares of a single issuer or up to 25% of its assets in any one industry. It seeks capital appreciation through investments in securities which the Portfolio Manager believes are undervalued in the marketplace. Investers in the Aggressive Growth Portfolio pay no initial sales load but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the investment adviser for each of the Portfolios of the Fund. Navellier Securities Corp. is the principal distributor of the Fund's shares.

     This Prospectus sets forth concisely the information about the Fund that a prospective invester should know before investing and should be read and retained for future reference. Each of the Portfolios of the Fund are designed for long term investers and not as trading vehicles and are not intended to present a complete investment program for the invester. An investment in any of the portfolios of the Fund involves certain speculative considerations; see "Risk Factors". There can be no assurance that the Portfolios of the Fund will achieve their investment objectives. The Aggressive Growth Portfolio employs an aggressive investment strategy that has the potential for yielding high returns. However, share prices of the Aggressive Growth Portfolio may also experience substantial fluctuations including declines so that your shares may be worth less than when you originally purchased them. The Aggressive Growth Portfolio seeks long term growth, does not attempt to maintain a balanced Portfolio, and its performance may fluctuate due to the possibility of greater concentration of investment of the Portfolio's assets in a single issuer or industry. A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., Call Box 10012, Incline Village, Nevada 89450-1012; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, ITS INVESTMENT ADVISER, OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.

                       Distributor and Sales Information
                       ---------------------------------

                           Navellier Securities Corp.
                                 Call Box 10012
                        Incline Village, NV  89450-1012
                                 1-800-887-8671



                 The date of this Prospectus is January 2, 1996

                       SHAREHOLDER TRANSACTION EXPENSES
                      AND ANNUAL FUND OPERATING EXPENSES

                              NAVELLIER
                              AGGRESSIVE GROWTH
                              PORTFOLIO
                              ---------

SHAREHOLDER TRANSACTION EXPENSES/1/
--------------------------------

Maximum Sales Load Imposed on Purchases (as a
 percentage of offering price).....................................        0%
Maximum Sales Load Imposed on Reinvested
 Dividends.........................................................      None
Redemption Fees....................................................      None
Exchange Fee/3/....................................................      0-$5

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
--------------------------------------------------
AVERAGE NET ASSETS)
-------------------

Management Fees/4/.................................................      1.25%
12b-1 Fees/2/......................................................      0.25%
Other Expenses/5/..................................................      0.50%
                                                                         -----
Total Fund Operating Expenses/6/...................................      2.00%
                                                                         =====

_______________________

     /1/ The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an invester in the Fund may bear directly or indirectly since the Fund has no operating history. The Investment Adviser may, but is under no obligation to, reimburse the Fund's expenses now or in the future.

     /2/ The Aggressive Growth Portfolio does not charge an initial sales load but does pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the Fund which were obtained by said brokers or distributor. The fee is paid to the broker or distributor for continuous personal services by such broker or distributor to investers in the Aggressive Growth Portfolio.

     /3/ Shares of the Aggressive Growth Portfolio or any future portfolio may be exchanged for shares of any other Fund Portfolio or any portfolio of The Navellier Series Fund at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter. There are presently no other Fund Portfolios. There is one other Navellier Series Fund Portfolio - The Navellier Aggressive Small Cap Equity Portfolio.

     /4/ Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Adviser".)

     /5/ Since the Fund has no operating history, this 0.50% represents an estimate of all other expenses of the Portfolio (except the 12b-1 fee).

     /6/ This includes the annual 0.25% 12b-1 fee which has the effect of increasing annual operating expenses.

HOW TO INVEST

     Shares of each portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily public offering price for the Aggressive Growth Portfolio is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

RISK FACTORS

     Investment in any Portfolio of the Fund involves special risks and there can be no guarantee of profitability. (See "Risk Factors".)

liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc. is also and has been since January 1994, the investment adviser to The Navellier Series Fund, an open-end diversified investment company. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

     For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund" on the following page.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was subscribed to for purchase by Louis Navellier under an agreement dated October 17, 1995. Such subscription was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares).

THE DISTRIBUTOR

     Navellier Securities Corp., acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the Fund's shares. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.) Louis G. Navellier, an affiliate of the Fund and the Investment Adviser, is an officer, director, and sole shareholder of the Distributor.

THE CUSTODIAN AND THE TRANSFER AGENT

     Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for the Fund's
securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.


                              EXPENSES OF THE FUND

GENERAL

     Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser, the Custodian, the Transfer Agent, and the Accountant; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory agreement with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets.

     The Fund and the Investment Adviser have executed a letter acknowledging that since the inception of the Fund's operations, the Investment Adviser has paid all of the initial operating expenses of the Fund and may in the future seek reimbursement from the Fund not to exceed 0.25% per annum of the Fund's average daily net assets. Although the Investment Adviser is under no obligation to continue to pay for the Fund's operating expenses, the Investment Adviser may continue to pay the Fund's operating expenses upon the above described reimbursement terms.

COMPENSATION OF THE INVESTMENT ADVISER

     The Investment Adviser receives an annual 1.25% fee, payable monthly, based upon each Portfolio's average daily net assets. This advisory fee is higher than that generally paid by most other investment companies. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLAN

     The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio (or any subsequent applicable Portfolio of the Fund) for expenses incurred for the promotion and distribution of the shares of such Portfolio(s) of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Fund may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the applicable Fund Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent

     If an order for shares of a Portfolio is received by the Transfer Agent by 4 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4 p.m. on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4 p.m. on the next day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4 p.m. E.S.T). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

     Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. E.S.T. on the day of determination. See "Valuation of Shares". If an invester's order is not transmitted and accepted by 4:00 p.m. E.S.T., the invester must settle his or her entitlement to that day's net asset value with the Selected Dealer.

     Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

     Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the invester on purchases of the Fund's Portfolios (see "The Navellier Performance Funds" following), whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an annual Rule 12b-1 fee.

     Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 621-7874.

TO INVEST BY BANK WIRE:  Request a wire transfer to:

               Rushmore Federal Savings Bank
               Bethesda, MD
               Routing Number 0550 71084
               For Account of The Navellier Performance Funds
               Account Number 029 385770

     AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M.
E.S.T. AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE

Investment Adviser

Navellier Management, Inc.
920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Distributor                                 THE NAVELLIER PERFORMANCE FUNDS

Navellier Securities Corp.
920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Independent Auditors

Deloitte & Touche, LLP
1900 M Street
Washington, D.C. 20036
(202) 955-6530

Transfer Agent and Custodian

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

Counsel

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

Sales Information

Navellier Securities Corp.

920 Incline Way, Building #1
Incline Village, NV 89450
(800) 887-8671

Shareholder Inquiries

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386                                   January 2, 1996

NAVELLLIER                        NEW ACCOUNT APPLICATION  For a retirement account application call 800-887-8671
PERFORMANCE                    ----------------------------------------------------------------------------------------------------
FUNDS                             800-887-8671
MAIL APPLICATION & CHECKS TO:
The Navellier Performance Funds
c/o Rushmore Trust & Savings
4922 Fairmont Ave.
Bethesda, MD  20814
800-622-1386
-----------------------------------------------------------------------------------------------------------------------------------

Registration                    1. Individual _____________________________________________________________________________________
                                                          First Name                Initial               Last Name
   [_] Individual
       Use lines 1 & 3          2. Joint Tenant ___________________________________________________________________________________
                                                          First Name                Initial               Last Name
                                                          Rights of survivor will be applied unless otherwise indicated

   [_] Joint Account with
       Rights of Survivor
       Lines 1, 2 & 3           3. Social Security No. _____________________________________  Date of Birth _______________________
                                                         S.S.# to be used for tax purposes
   [_] Joint Account with
       Tenancy in Common
       Lines 1, 2 & 3           4. Uniform Gift to Minor___________________________________________________________________________
                                                                                 Custodian's Name / State

   [_] Gift to Minor
       Lines 4 & 5              5. ________________________________________________________________________________________________
                                             Minor's Name          Minor's Social Security No.          Date of Birth
OR

   [_] Corporations,
       Partnerships,
       Trusts & Others
       Lines 6 & 7              6. _________________________________________________________________________________________________

                                                Name of Corporation or Entity                    Tax ID Number

                                7. Registration Type:  ___ Corporation    ___ Partnership    ___ Unincorporated Association
                                                       ___ Trust - Date of Trust _______________
                                                           Please include a copy of the first and last page of your agreement.
------------------------------------------------------------------------------------------------------------------------------------


MAILING ADDRESS                 Street or P.O. Box _________________________________________________________________________________


Complete if different from      City ______________________________________  State _______________________   Zip ___________________

above address label
                                Telephone:   Home ___________________________________   Work _______________________________________


                                Your Residency:       [_] U.S.       [_] Resident Alien       [_] Non-Resident Alien

                                                                               Specify Country _____________________________________


-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT                      Amount $ ________________________  in the Navellier Aggressive Growth Portfolio

Make check payable to:          [_] By check $ ______________________________________   [_] By wire $ _____________________________
The Navellier Performance
Funds                                                                             From Account No. ________________________________

                                Minimum initial investment is $2,000 ($500 for IRAs, call 800-887-8671 for an IRA application).
                                Make checks payable to The Navellier Performance Funds.  Call 800-622-1386 for wiring instructions or see the prospectus.
-----------------------------------------------------------------------------------------------------------------------------------


DIVIDENDS                       [_] Reinvest dividends and capital gains.        [_] Reinvest dividends, pay capital gains.
AND CAPITAL GAINS               [_] Pay dividends and capital gains in cash.     [_] Pay dividends, reinvest capital gains.
DISTRIBUTIONS
                                All dividends and capital gains distributions will be reinvested in the Aggressive Growth Portfolio if no box is checked.  All distributions will be reinvested if a withdrawal plan is elected.
-----------------------------------------------------------------------------------------------------------------------------------


INVESTER FINANCIAL              Annual Income: $ _________________________________  Net Worth: $ __________________________________
& INVESTMENT INFO.
Required by NASD                Investment Objective: [_] Growth

SHAREHOLDER                     Telephone/Expedited Redemption - please check all that apply.  These privileges are subject to the
PRIVILEGES                      terms set forth in the Prospectus.

                                [_]  Yes, I would like to be able to redeem shares by telephone.

                                [_]  Deposit redemption proceeds in the money market mutual fund, Fund for Government
                                     Investers, Inc., custodied by Rushmore Trust & Savings, FSB.

                                [_]  Wire redemption proceeds to: __________________________________________________________________
                                                                                         Name of Bank

                                     ______________________________________________    _____________________________________________
                                                    Type of Account                                  Account Number
                                [_]  Mail a check to my address indicated above.
-----------------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC    [_]  YES          A Systematic Withdrawal Plan is available for accounts with an underlying share value of $25,000 or
WITHDRAWAL    [_]  NO           more. If this plan is elected, all distributions will be automatically reinvested.  Minimum
PLAN                            withdrawal is $1,000.

Optional                        Amount of payment $ _________________________
                                Payments made:     [_] Monthly     [_] Quarterly     [_] Annually
                                Payments to commence the 2nd business day of: ________________________________
                                                                                         Month, Year
                                If checks are to be sent to another address or paid to someone other than the registered owner shown on application, please provide the following:

                                Name: ______________________________________________________________________________________________

                                Address: ___________________________________________________________________________________________


------------------------------------------------------------------------------------------------------------------------------------

BROKER                          Firm _______________________________________________________________________________________________

INFORMATION                     Mailing Address _____________________________________________  City ________________________________

                                State _____________________________  Zip ____________________  Phone _______________________________

If shares are being purchased   Dealer Code _______________________  Office Code _____________________  Rep. Number ________________

through a Service Agent,        Agent Name ______________________________  Agent Signature: ________________________________________

Agent should complete this
section.

-----------------------------------------------------------------------------------------------------------------------------------

SIGNATURES                      I/We authorize Rushmore Trust & Savings, FSB, as custodian and transfer agent for The Navellier
& CERTIFICATION                 Performance Funds, to honor any requests made in accordance with the terms of this application, and
                                I/we further affirm that, subject to any limitations imposed by applicable law, neither Rushmore
Confirmation of Account         Trust & Savings, FSB, nor The Navellier Performance Funds shall be held liable by me/us for any
 Establishment:  Soon after     loss, liability, cost, or expense for acting in accordance with this application, or any section
 all essential items are        thereof.  I/We understand that all of the shareholder options described in this application are
 received by the custodian,     subject to the terms set forth in the Prospectus.
 a confirmation statement(s)
 showing account number(s),     I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER, AUTHORITY, AND LEGAL CAPACITY TO PURCHASE AND REDEEM
 amount received, shares        SHARES AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS, AGREE TO ITS TERMS, AND HAVE NOT
 purchased, and price paid      RELIED ON OR MADE MY/OUR DECISION TO INVEST IN THE NAVELLIER PERFORMANCE FUNDS ON ANY WRITTEN OR
 per share will be sent to      ORAL INFORMATION OTHER THAN THE WRITTEN INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION
 the registered shareholder.    STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION.  Under penalties of perjury, I/we certify (i)
                                that the number shown on this form is my/our correct Social Security Number or Taxpayer
Subsequent Payments:  A new     Identification Number and (ii) that (1) I/we are not subject to backup withholding either because
 application need not be        I/we have not been notified by the Internal Revenue Service that I/we are subject to backup
 submitted with additional      withholding as a result of a failure to report all interest or dividends, or (2) the IRS has
 payments to an existing        notified me/us that I am/we are no longer subject to backup withholding.  If you have been notified
 account if a current           by the IRS that you are currently subject to backup withholding strike out phrase (2) above.
 application is on file with
 the custodian.  Subsequent
 purchases should be            X __________________________________________________  X ____________________________________________

 identified by account            Signature as it appears on Line No. 1   Date          Joint Signature (if applicable)    Date
 number and account
 registration name.


                                     PART B

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 2, 1996

  This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated January 2, 1996, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., Call Box 10012, Incline Village, NV 89450;
Tel:  1-800-887-8671.


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.......................    1

INVESTMENT OBJECTIVES AND POLICIES....................    1

TRUSTEES AND OFFICERS OF THE FUND.....................    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...    7

THE INVESTMENT ADVISER, DISTRIBUTOR,
CUSTODIAN AND TRANSFER AGENT..........................    8

BROKERAGE ALLOCATION AND OTHER PRACTICES..............   11

CAPITAL STOCK AND OTHER SECURITIES....................   13

PURCHASE, REDEMPTION, AND PRICING OF SHARES...........   13

TAXES.................................................   14

UNDERWRITERS..........................................   17

CALCULATION OF PERFORMANCE DATA.......................   17

REPORT OF INDEPENDENT ACCOUNTANTS, AND
FINANCIAL STATEMENT...................................   19

APPENDIX..............................................   20

well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. Because the Aggressive Growth Portfolio is a new fund portfolio with no operating history, no actual turnover rate can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate to 300% or less, however this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.


                       TRUSTEES AND OFFICERS OF THE FUND

   The following information, as of October 17, 1995, is provided with respect to each director and officer of the Fund:

                        POSITION(S) HELD WITH REGISTRANT     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS        AND ITS AFFILIATES                   DURING PAST FIVE YEARS
---------------------   ----------------------------------   ---------------------------------
Louis Navellier/1/      Trustee, President and Treasurer     Mr. Navellier is and has been
920 Incline Way         of The Navellier Performance         the CEO and President of
Building 1              Funds.  Mr. Navellier is also the    Navellier & Associates Inc., an
Incline Village         CEO, President, Secretary, and       investment management
NV 89450                Treasurer of Navellier Manage-       company since 1988; CEO and
                        ment, Inc., a Delaware corpora-      President of Navellier Manage-
                        tion which is the Investment         ment, Inc., an investment
                        Adviser to the Fund.  Mr.            management company since
                        Navellier is also CEO, President,    May 10, 1993; CEO and
                        Secretary, and Treasurer of          President of Navellier
                        Navellier Securities Corp., the      International Management,
                        principal underwriter of the         Inc., an investment manage-
                        Fund's shares.                       ment company, since May 10,
                                                             1993; CEO and President of
                                                             Navellier Securities Corp. since
                                                             May 10, 1993; CEO and
                                                             President of Navellier Fund
                                                             Management, Inc., an
                                                             investment management
                                                             company, since November 30,
                                                             1995; and has been publisher
                                                             and editor of MPT Review
                                                             from August 1987 to the
                                                             present and was publisher and
                                                             editor of the predecessor
                                                             investment advisory newsletter
                                                             OTC Insight, which he began in
                                                             1980 and wrote through July
                                                             1987.

          In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

          The Investment Adviser Agreement permits the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.

          The Investment Adviser is advancing the Fund's organizational expenses which have been estimated to be $150,000. The Fund has agreed to reimburse the Investment Adviser for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., at any time after (i) the Fund has $20 million in total net assets or is breaking even or making a profit, whichever first occurs. In the event that the total net assets of the Fund does not attain the foregoing levels before the end of five years, the unreimbursed portion of such expenses shall become fully payable at the end of the fifth year. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

     (B)  THE DISTRIBUTOR
          ---------------

     The Fund's Distributor is Navellier Securities Corp., a Delaware
Corporation organized and incorporated on May 10, 1993.   Navellier Securities
Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale and will be registered with such agencies and governments before any Fund shares are sold. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at 920 Incline Way, Building 1, Incline Village, Nevada, 89450, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investers and of any advertising incurred by it in connection with the distribution of shares of the Fund.

DISTRIBUTION PLAN. The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio or any subsequent applicable Portfolio of the Fund for expenses incurred by such parties for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature

REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholder of The Navellier Performance Funds

We have audited the statement of assets and liabilities of the Aggressive Growth Portfolio of the Navellier Performance Funds (the Fund) as of December 28, 1995. The financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of the Aggressive Growth Portfolio of the Navellier Performance Funds as of December 28, 1995 in conformity with generally accepted accounting principles.


/s/ Deliotte & Touche LLP

Deliotte & Touche LLP
Washington, D.C.
December 29, 1995

                        THE NAVELLIER PERFORMANCE FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 28, 1995

                                                              Navellier
                                                              Aggressive
                                                                Growth
                                                               Portfolio
                                                              ----------
          ASSETS
            Cash in Custodian Bank                             $100,000
            Deferred Organizational Expenses                    126,000
                                                               --------
              Total Assets                                      226,000
                                                               --------
          LIABILITIES
            Accrued Organizational Expenses                     126,000
                                                               --------
          NET ASSETS                                           $100,000
                                                               ========
          Shares Outstanding                                     10,000
                                                               ========
          Net Asset Value Per Share                              $10.00
                                                               ========

                       See Notes to Financial Statement.

                        THE NAVELLIER PERFORMANCE FUNDS

                         NOTES TO FINANCIAL STATEMENT

                               DECEMBER 28, 1995


1.  SIGNIFICANT ACCOUNTING POLICIES

The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund presently consists of one portfolio, the Navellier Aggressive Growth Portfolio ("Portfolio"), a non-diversified open-end management portfolio. The following is a summary of significant accounting policies which the Fund follows:

    (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

    (b) Security transactions are recorded on the trade-date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

    (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

    (e) Organizational expenses of the Fund totaling $126,000 as of December 28, 1995 are being deferred and will be amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption.

2. INVESTMENT ADVISORY AND DISTRIBUTOR AGREEMENTS

   Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net assets of the Portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

   Navellier Securities Corp. acts as the Fund's Distributor (the "Distributor") and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Adviser.

3. TRANSFER AGENT AND CUSTODIAN

   Rushmore Trust and Savings, FSB, ("Rushmore Trust"), provides transfer agency, dividend disbursing and some shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. DISTRIBUTION PLAN

   The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sale literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                     PART C

                               OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

     1.   FINANCIAL STATEMENTS:

          (a)  N/A

          (b) Included in Part B of this Registration Statement:

               (i)  Statement of Assets and Liabilities as of December 28, 1995.

          (c)  Included in Part C of this Registration Statement:  none

     All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

     2.   EXHIBITS:

          Exhibit Number Description
          -------------- -----------
               1.1       Certificate of Trust of Registrant
               1.2       Declaration of Trust of Registrant
               2         By-Laws of Registrant
               3         None
               4         None
               5         Investment Management Agreement between Registrant
                         and Navellier Management, Inc., dated October 17, 1995
               6.1       Distribution Agreement dated October 17, 1995
               6.2       Selected Dealer Agreement (specimen)
               7         None
               8.1       Administrative Services, Custodian, Transfer Agreement
                         with Rushmore Trust & Savings, FSB
               8.2       Navellier Administrative Services Agreement
               9.0       Trustee Indemnification Agreements
               10        Opinion and Consent of Counsel
               11        Consent of Independent Auditors
               12        None
               13        Subscription Agreement between The Navellier
                         Performance Funds and Louis Navellier, dated October
                         17, 1995
               13.1      Investment Adviser Operating Expense Reimbursement
                         Agreement
               14        None
               15        12b-1 Plan
               16        N/A

Name and
Principal             Positions Held with Registrant       Principal Occupations During Past
Business Address      and Its Affiliates                   Two Years
-------------------   ----------------------------------   -----------------------------------
Louis Navellier       Trustee, President, and              Mr. Navellier is and has been the
920 Incline Way       Treasurer of The Navellier           CEO and President of Navellier &
Incline Village       Performance Funds.  Mr.              Associates Inc., an investment
NV 89450              Navellier is also the CEO,           management company since 1988;
                      President, Treasurer, and Secre-     is and has been CEO and President
                      tary of Navellier Management,        of Navellier Management, Inc.; the
                      Inc., a Delaware Corporation         Investment Adviser to this Fund
                      which is the Investment Adviser      and The Navellier Series Fund;
                      to the Fund.  Mr. Navellier is       President and CEO of Navellier
                      also CEO, President, Secretary,      Securities Corp., the principal
                      and Treasurer of Navellier &         Underwriter to this Fund and The
                      Associates Inc., Navellier Publi-    Navellier Series Fund; CEO and
                      cations, Inc., MPT Review            President of Navellier Fund
                      Inc., and Navellier International    Management, Inc. and investment
                      Management, Inc.                     advisory company, since November
                                                           30, 1995; and has been publisher
                                                           and editor of MPT Review from
                                                           August 1987 to the present, and
                                                           was publisher and editor of the
                                                           predecessor investment advisory
                                                           newsletter OTC Insight, which he
                                                           began in 1980 and wrote through
                                                           July 1987.

ITEM 29   PRINCIPAL UNDERWRITERS

     (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

     (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

Name and Principal              Position and Offices       Positions and Offices
Business Address                  with Underwriter            with Registrant
------------------              --------------------       ---------------------
Louis Navellier                 CEO, President,            Trustee, President,
920 Incline Way                 Director,                  CEO, Treasurer
Incline Village NV 89450        Treasurer, and Secretary



     (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Incline Village, and State of Nevada on the 29th day of December 1995.

  I certify that there has been no material event since the effective date of the Registration Statement requiring disclosure in the Prospectus and that this post-effective amendment No. 1 meets all the requirements of Rule 485(b)(1)(vii) for immediate effectiveness.

                                   THE NAVELLIER PERFORMANCE FUNDS


                                   By: /s/ Louis Navellier
                                      ______________________________
                                      Louis Navellier
                                      President and Trustee

  The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:


/s/ Louis Navellier
____________________    Trustee and President
Louis Navellier/2/      (Principal Executive    December 29, 1995
                         Officer), Treasurer

/s/ Joel Rossman
____________________    Trustee
Joel Rossman/2/                                 December 29, 1995


/s/ Barry Sander
____________________    Trustee
Barry Sander                                    December 29, 1995


/s/ Arnold Langsen
____________________    Trustee
Arnold Langsen                                  December 29, 1995


/s/ Jacques Delacroix
____________________    Trustee and Secretary
Jacques Delacroix                               December 29, 1995

---------------
/2/ These persons are interested persons affiliated with the Investment Advisor.

                                      28